Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2025
Supplemental Cash Flow Information
Supplemental Cash Flow Information

13. Supplemental Cash Flow Information

The (increase) decrease in non-cash working capital is comprised of:

($ millions)	2025	2024
Accounts receivable	378	1 330
Inventories	(143)	423
Accounts payable and accrued liabilities	(603)	51
Current portion of provisions	64	(132)
Income taxes payable (net)	99	454
	(205)	2 126
Relating to:
Operating activities	(2)	2 114
Investing activities	(203)	12
	(205)	2 126

Reconciliation of movements of liabilities to cash flows arising from financing activities:

		Current Portion		Current Portion
	Short-Term	of Long-Term	Long-Term	of Long-Term	Long-Term	Partnership	Dividends
($ millions)	Debt	Lease Liabilities	Lease Liabilities	Debt	Debt	Liability	Payable
At December 31, 2023	494	348	3 478	—	11 087	398	—
Changes from financing cash flows:
Net issuance of commercial paper	(503)	—	—	—	—	—	—
Repayment of long-term debt	—	—	—	—	(1 566)	—	—
Loss on extinguishment of long-term debt	—	—	—	—	170	—	—
Realized foreign exchange losses	7	—	—	—	289	—	—
Dividends paid on common shares	—	—	—	—	—	—	(2 803)
Lease liability payments	—	(471)	—	—	—	—	—
Distributions to non-controlling interest	—	—	—	—	—	(16)	—
Other	—	—	—	—	2	—	—
Non-cash changes:
Dividends declared on common shares	—	—	—	—	—	—	2 803
Unrealized foreign exchange gains	2	4	49	—	363	—	—
Reclassification of long-term debt	—	—	—	997	(997)	—	—
Lease derecognition	—	—	(27)	—	—	—	—
Reclassification of lease obligations	—	718	(718)	—	—	—	—
New lease liabilities	—	—	963	—	—	—	—
At December 31, 2024	—	599	3 745	997	9 348	382	—
Changes from financing cash flows:
Repayment of long-term debt	—	—	—	(1 000)	—	—	—
Issuance of long-term debt	—	—	—	—	996	—	—
Dividends paid on common shares	—	—	—	—	—	—	(2 809)
Lease liability payments	—	(690)	—	—	—	—	—
Distributions to non-controlling interest	—	—	—	—	—	(17)	—
Other	—	—	—	—	(1)	—	—
Non-cash changes:
Dividends declared on common shares	—	—	—	—	—	—	2 809
Unrealized foreign exchange (gains) losses	—	—	(50)	94	(447)	—	—
Reclassification of long-term debt	—	—	—	882	(882)	—	—
Lease derecognition	—	—	(10)	—	—	—	—
Reclassification of lease obligations	—	729	(729)	—	—	—	—
New lease liabilities	—	—	923	—	—	—	—
At December 31, 2025	—	638	3 879	973	9 014	365	—